PROPERTY, PLANT AND EQUIPMENT - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment
Opening net book value	$ 7,635
Depreciation	9,147
Closing net book value	224,416	$ 7,635
Cost
Changes in property, plant and equipment
Opening net book value	8,684	1,165
Additions	14,642	5,118
Transfers from mineral properties under construction	223,163	2,484
Change in site closure provision	665
Leased assets derecognized at end of lease	(215)
Due to changes in exchange rates	(53)	(83)
Closing net book value	246,886	8,684
Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(1,049)	(455)
Leased assets derecognized at end of lease	(215)
Depreciation	21,647	600
Due to changes in exchange rates	(11)	6
Closing net book value	(22,470)	(1,049)
Producing mineral property
Changes in property, plant and equipment
Closing net book value	106,112
Producing mineral property | Cost
Changes in property, plant and equipment
Additions	6,616
Transfers from mineral properties under construction	127,002
Reclassification of capitalized interest	(19,020)
Change in site closure provision	1,155
Closing net book value	115,753
Producing mineral property | Accumulated depreciation
Changes in property, plant and equipment
Depreciation	9,641
Closing net book value	(9,641)
Buildings
Changes in property, plant and equipment
Opening net book value	60
Closing net book value	65,722	60
Buildings | Cost
Changes in property, plant and equipment
Opening net book value	66
Additions	1,788	67
Transfers from mineral properties under construction	58,869
Reclassification of capitalized interest	11,585
Change in site closure provision	(300)
Due to changes in exchange rates		(1)
Closing net book value	72,008	66
Buildings | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(6)
Depreciation	6,280	6
Closing net book value	(6,286)	(6)
Machinery and equipment
Changes in property, plant and equipment
Opening net book value	4,888
Closing net book value	47,454	4,888
Machinery and equipment | Cost
Changes in property, plant and equipment
Opening net book value	5,238	392
Additions	3,272	2,437
Transfers from mineral properties under construction	36,684	2,484
Reclassification of capitalized interest	7,341
Change in site closure provision	(190)
Due to changes in exchange rates		(75)
Closing net book value	52,345	5,238
Machinery and equipment | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(350)	(235)
Depreciation	4,541	115
Closing net book value	(4,891)	(350)
Other assets
Changes in property, plant and equipment
Opening net book value	973
Closing net book value	1,915	973
Other assets | Cost
Changes in property, plant and equipment
Opening net book value	1,261	435
Additions	666	845
Transfers from mineral properties under construction	608
Reclassification of capitalized interest	94
Due to changes in exchange rates	(9)	(19)
Closing net book value	2,620	1,261
Other assets | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(288)	(162)
Depreciation	421	127
Due to changes in exchange rates	(4)	1
Closing net book value	(705)	(288)
Right of use assets
Changes in property, plant and equipment
Opening net book value	1,714
Closing net book value	3,213	1,714
Right of use assets | Cost
Changes in property, plant and equipment
Opening net book value	2,119	338
Additions	2,300	1,769
Leased assets derecognized at end of lease	(215)
Due to changes in exchange rates	(44)	12
Closing net book value	4,160	2,119
Right of use assets | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(405)	(58)
Leased assets derecognized at end of lease	(215)
Depreciation	764	352
Due to changes in exchange rates	(7)	5
Closing net book value	$ (947)	$ (405)